Related Parties - Summary of Transactions Between Related Parties (Detail) - BRL (R$) pure in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan Operations [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ 96
Revenue / (expenses)	R$ 6
Loan Operations [Member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ 96
Revenue / (expenses)	R$ 6
Securities sold under repurchase agreements [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (48)	R$ (77)
Revenue / (expenses)	R$ (5)	(19)	R$ (20)
Securities sold under repurchase agreements [Member] | Duratex S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (22)	(18)
Revenue / (expenses)	R$ (2)	(4)	(9)
Securities sold under repurchase agreements [Member] | Elekeiroz S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (5)	(3)
Revenue / (expenses)		(1)	(1)
Securities sold under repurchase agreements [Member] | ItautecS A Member
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (2)	(1)
Revenue / (expenses)		(3)
Securities sold under repurchase agreements [Member] | Itausa Empreendimentos S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)		(7)	(7)
Securities sold under repurchase agreements [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (7)	(14)
Revenue / (expenses)	R$ (1)	(2)	(1)
Securities sold under repurchase agreements [Member] | Conectcar Solucoes de Mobilidade Eletronica S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)		(24)
Securities sold under repurchase agreements [Member] | Other [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (12)	(17)
Revenue / (expenses)	R$ (2)	(2)	(2)
Amounts Receivable from payable to related companies banking service fees expenses [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (108)	(129)
Revenue / (expenses)	R$ 39	28	20
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (2)	(2)
Revenue / (expenses)	R$ (23)	(25)	(28)
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Other [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ 3		2
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Itausa Investimentos Itau S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ 6	3	2
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Fundacao Itau Unibanco Previdencia Complementar [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Assets / (liabilities)	R$ (106)	(127)
Revenue / (expenses)	R$ 47	44	39
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Funbep Fundo De Pensao Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ 6	6	5
Rental revenues expenses [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (62)	(59)	(56)
Rental revenues expenses [Member] | Itausa Investimentos Itau S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (2)	(2)	(2)
Rental revenues expenses [Member] | Fundacao Itau Unibanco Previdencia Complementar [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (49)	(44)	(42)
Rental revenues expenses [Member] | Funbep Fundo De Pensao Multipatrocinado [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (11)	(13)	(12)
Donation expenses [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (104)	(94)	(84)
Donation expenses [Member] | Instituto Itau Cultural [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (93)	(87)	(83)
Donation expenses [Member] | Associacao Cubo Coworking Itau [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (10)	(6)
Donation expenses [Member] | Associacao Itau Viver Mais [Member]
Disclosure of transactions between related parties [line items]
Annual rate	0.00%
Revenue / (expenses)	R$ (1)	R$ (1)	R$ (1)